Material Accounting Policies - Summary of Revenue Recognized Over Time Versus at Point in Time (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 15,558	$ 10,626	$ 10,279
Point-in-Time
Disclosure of detailed information about financial instruments [line items]
Revenue	15,405	10,397	10,035
Over Time
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 153	$ 229	$ 244